Disclosures about Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of consolidated trade receivables accounted by single customer	15.00%	16.00%